Note 42 Other operating income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other operating income [Line Items]
Financial income from non financial services	€ 373	€ 354	€ 347
Other operating income	316	269	272
Miscellaneous other operating income	€ 688	€ 623	€ 619